Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	HealthLynked Corp
Entity Central Index Key	0001680139
Amendment Flag	false
Trading Symbol	HLYK
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Entity Filer Category	Smaller Reporting Company